ACQUISITIONS - Pro Forma Impact of Business Combinations (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Pro forma of consolidated results of operations
Revenues | $	$ 10,710
Net loss attributable to Valeant Pharmaceuticals International, Inc. | $	$ (619)
Loss per share attributable to Valeant Pharmaceuticals International, Inc.:
Basic (in usd per share) | $ / shares	$ (1.80)
Diluted (in usd per share) | $ / shares	$ (1.80)